INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
INTANGIBLE ASSETS
Less: impairment charge	$ (2,771,019)
Less: accumulated amortization	(1,483,125)	$ (673,007)
Intangible assets, net	11,415,451	8,749,987
Land use rights, cost
INTANGIBLE ASSETS
Intangible assets, gross	559,688	617,895
Software, cost
INTANGIBLE ASSETS
Intangible assets, gross	14,418,101	8,803,367
Patent, cost
INTANGIBLE ASSETS
Intangible assets, gross	690,237
Other intangible assets, cost
INTANGIBLE ASSETS
Intangible assets, gross	$ 1,569	$ 1,732